POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 8, 2016 TO THE

PROSPECTUSES DATED NOVEMBER 2, 2015 OF:

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on pages 13 and 12, respectively, is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-IDLB-USLB-PRO-1-SUP-1 030816

SUPPLEMENT DATED MARCH 8, 2016 TO THE

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 2, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

Effective immediately, the first paragraph under the section titled “Miscellaneous Information” is deleted in its entirety and replaced with the following:

Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-IDLB-USLB-SUP-1 030816